Stockholders' Deficit - Series AB Convertible Preferred Stock - Additional Information (Detail) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized			10,000,000				10,000,000	10,000,000
Gross proceeds from issuance of preferred stock							$ 5,819,000	$ 8,549,000
Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized		32,000,000			9,600,000
Gross proceeds from issuance of preferred stock			$ 2,500	$ 2,800	$ 3,300
Preferred stock shares issued			2,009,631	2,215,462	2,614,767
Conversion of Preferred Stock to Common Stock			479,417	528,522	623,779
Series AB Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance of preferred stock		$ 5,800,000				$ 1,600,000		$ 7,400,000
Preferred stock shares issued		4,655,430
Number of shares issued upon exercise of warrants						5,900,000
Series AB Preferred Stock [Member] | Private Placement [Member] | Warrant Exercises [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Preferred Stock to Common Stock	1,407,476
Series AB Preferred Stock [Member] | Private Placement [Member] | Period 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Preferred Stock to Common Stock	1,110,613